Cover		1 Months Ended
	Feb. 25, 2021	Mar. 25, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Feb. 25, 2021
Entity File Number		000-23702
Entity Registrant Name		STEVEN MADDEN, LTD.
Entity Central Index Key		0000913241
Entity Tax Identification Number		13-3588231
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		52-16 Barnett Avenue
Entity Address, City or Town		Long Island City
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11104
City Area Code		(718)
Local Phone Number		446-1800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		SHOO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false